Offerings	May 23, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 475,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,829.67
Offering Note	We are registering hereunder such indeterminate number of each identified class of securities up to a proposed aggregate offering price of $500,000,000, which may be offered by us from time to time in unspecified numbers and at indeterminate prices, and as may be issued upon conversion, exercise, redemption, repurchase or exchange of any securities registered hereunder, including any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 24,300,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-266672
Carry Forward Initial Effective Date	Aug. 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,576.83
Offering Note	Calculated pursuant to Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price. The $500,000,000 of securities registered hereunder includes $24,300,000 of securities (the "Unsold Securities") registered pursuant to Registration Statement No. 333-266672 we initially filed on August 8, 2022 and that was declared effective on August 17, 2022 (the "Prior Registration Statement"). The registrant sold an aggregate of $475,700,000 of such securities under the Prior Registration Statement, leaving the balance of $24,300,000 of Unsold Securities, in respect of which the registrant paid an aggregate registration fee of $32,445 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Accordingly, the amount of the registration fee being paid herewith ($72,829.67) relates to the additional aggregate principal amount of $475,700,000 of our securities being registered hereunder. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.